Geographic Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Geographic Information

17. GEOGRAPHIC INFORMATION

Revenue by geographic area is determined on the basis of the location of the customer. The Company generates its revenue primarily in Italy and India. The following table sets forth revenue by geographic area for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Italy	$60,165	$53,988
India	35,162	15,236
Europe (excluding Italy)	15,686	4,943
United States	9,418	2,247
Rest of the world	9,127	1,431
Total	$129,558	$77,845

	Year Ended December 31,
	2019	2018
Italy	46.4%	69.4%
India	27.1%	19.6%
Europe (excluding Italy)	12.1%	6.3%
United States	7.3%	2.9%
Rest of the world	7.1%	1.8%

As of December 31, 2019, the majority of the Company’s long-lived assets are located in Italy. The following table sets long-lived assets by geographic area as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Italy	$1,772	$1,136
India	1,162	1,042
United States	437	126
Rest of the world	22	37
Total	$3,393	$2,341

	As of December 31,
	2019	2018
Italy	52.2%	48.5%
India	34.2%	44.5%
United States	12.9%	5.4%
Rest of the world	0.7%	1.6%